Income taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 16,148	$ 12,590